Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Movement in Deferred and Contingent Consideration

	2022	2021
	$m	$m
Current
Trade payables	2,927	2,727
Construction contract-related payables (i)	344	336
Deferred and contingent acquisition consideration (ii)	30	33
Accruals	2,132	2,184
Other payables	436	410
Amounts payable to equity accounted investments	3	2
Total	5,872	5,692

Non-current
Other payables	392	389
Deferred and contingent acquisition consideration (ii)	299	328
Total	691	717

(i)Construction contract-related payables include billings in excess of revenue, together with advances received from customers in respect of work to be performed under construction contracts and foreseeable losses thereon. $308 million was recognised in the Consolidated Income Statement during 2022 which was included in the contract-related payables balance at 31 December 2021. The movements in these balances during the year was as follows:

Summary of Advances Received And Billings In Excess Of Revenue Explanatory

	Advances received		Billings in excess of revenue
	2022	2021	2022	2021
	$m	$m	$m	$m
At 1 January	56	31	274	283
Translation adjustment	(5)	(3)	(8)	(5)
Additional contract balances recognised	41	58	264	255
Opening balances recognised as revenue	(55)	(30)	(253)	(258)
Disposals	-	-	(1)	(1)
At 31 December	37	56	276	274
The carrying amounts of trade payables, construction contract-related payables and other payables approximate their fair value largely due to the short-term maturities and nature of these instruments.
(ii)The fair value of total contingent consideration is $293 million (2021: $317 million) (Level 3 in the fair value hierarchy), and deferred consideration is $36 million (2021: $44 million). On an undiscounted basis, the corresponding future payments relating to contingent consideration, for which the Group may be liable, ranges from $296 million to $448 million. This is based on a range of estimated potential outcomes of the expected payment amounts primarily dependent on underlying performance metrics as set out in the relevant agreements. The fair value of contingent consideration is arrived at through discounting the expected payment to present value. Based on a reasonable possible change in assumptions, the fair value ranges from $231 million to $351 million on a discounted basis. The movement in deferred and contingent consideration during the financial year was as follows:

	2022	2021
	$m	$m
At 1 January	361	364
Translation adjustment	(1)	(1)
Arising on acquisitions and investments during year (note 30)	14	1
Changes in estimate	(33)	10
Paid during year	(32)	(33)
Discount unwinding	20	20
At 31 December	329	361